Financial and capital risk management (Details 4) - Foreign Exchange And Interest Rate Derivatives [Member] - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Foreign exchange notional amount	$ 12,578	$ 9,201
Foreign exchange financial settlement inflows	737		$ 455
Later Than One Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	271
Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	182
Later Than Three Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	$ 284